Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of assets and liabilities [abstract]
Summary of valuation adjustment

Valuation adjustment reserves on financial assets and liabilities
in EUR million	2023	2022
Deferred Day One Profit or Loss	-90	-108
Own credit adjustments	34	75
Bid/Offer	-154	-216
Model Risk	-26	-13
CVA	-131	-192
DVA [2]	55	99
CollVA	-4	-8
FVA	-68	-78
Total Valuation Adjustments	-385	-441

Methods applied in determining fair values of financial assets and liabilities	Financial instruments at fair value
The fair values of the financial instruments  were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	15,438	11,783	3	2	150	156	15,590	11,941
- Debt securities	4,825	1,636	4,081	5,361	3,364	3,450	12,270	10,447
- Derivatives	39	22	27,134	34,229	535	483	27,708	34,734
- Loans and receivables	0	0	63,316	54,097	4,131	2,547	67,446	56,644
	20,302	13,441	94,533	93,690	8,179	6,635	123,015	113,766
Financial assets at fair value through other comprehensive income
- Equity securities	1,622	1,639	0	0	263	247	1,885	1,887
- Debt securities	35,848	25,644	2,433	3,451	0	0	38,281	29,095
- Loans and receivables	0	0	275	0	676	643	951	643
	37,470	27,284	2,707	3,451	938	891	41,116	31,625
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,088	822	7,635	5,743	47	53	8,770	6,619
– Deposits	0	0	57,063	50,257	13	0	57,076	50,257
– Trading securities	3,604	1,952	41	273	0	1	3,645	2,226
– Derivatives	41	40	24,437	33,200	670	678	25,148	33,917
	4,733	2,814	89,175	89,473	729	732	94,638	93,019

Valuation techniques and range of unobservable inputs

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
In EUR million	2023	2022	2023	2022			2023	2022	2023	2022
At fair value through profit or loss
Debt securities	3,364	3,447	0	1	Price based	Price (%)	0%	0%	122%	125%
						Price (price per share)	97	208	236	208
					Present value techniques	Credit spread (bps)	94	60	94	100
						Price (%)	n.a.	97%	n.a.	100%
Equity securities	150	156			Price based	Price (price per share)	0	0	5,457	5,457
Loans and advances	2,298	1,485	13		Price based	Price (%)	0%	0%	117%	100%
					Present value techniques	Credit spread (bps)	1	2	12	12
(Reverse) repo's	1,832	1,062			Present value techniques	Interest rate (%)	n.a.	3%	n.a.	5%
Structured notes		3	47	53	Price based	Price (%)	88%	84%	96%	107%
					Option pricing model	Equity volatility (%)	9%	13%	23%	42%
						Equity/Equity correlation	0.8	0.5	0.9	1.0
						Equity/FX correlation	-0.2	-0.4	0.6	0.6
						Dividend yield (%)	0%	0%	4%	8%
					Present value techniques	Credit spreads (bps)	100	96	101	96
Derivatives
– Rates	283	431	301	476	Option pricing model	Interest rate volatility (bps)	1	49	3	148
					Present value techniques	Reset spread (%)	n.a.	0%	n.a.	1%
						Interest rate (%)	n.a.	2%	n.a.	2%
						Prepayment rate (%)	0%	5%	0%	13%
– FX	2	5	3	4	Option pricing model	Implied volatility (%)	3%	6%	18%	20%
– Credit	216	13	343	175	Present value techniques	Credit spread (bps)	3	5	149	623
					Price based	Price (%)	0%	0%	100%	100%
– Equity	20	33	17	22	Option pricing model	Equity volatility (%)	12%	0%	75%	77%
						Equity/Equity correlation	0.2	0.5	1.0	0.9
						Equity/FX correlation	-0.5	-0.5	1.0	0.1
						Dividend yield (%)	0%	1%	14%	14%
					Price based	Price (%)	0%	n.a	21%	n.a
– Other	14	1	7		Option pricing model	Commodity volatility (%)	11%	0%	94%	63%
At fair value through other comprehensive income
– Loans and advances	676	643			Present value techniques	Prepayment rate (%)	n.a.	6%	n.a.	6%
					Price based	Price (%)	85%	67%	96%	99%
– Equity	263	247			Present value techniques	Credit spread (bps)	5.2	6.7	5.2	6.7
						Interest rate (%)	4%	4%	4%	4%
					Price based	Price (%)	122%	n.a	122%	n.a
					Price based	Other (EUR)	n.a	70	n.a	90
Total	9,118	7,526	729	732

Changes in level 3 financial assets

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

In EUR million	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	873	822	421	1	1,849	1,862	3,492	2,480	891	1,063	7,526	6,228
Realised gain/loss recognised in the statement of profit or loss during the period [1]	235	53	-142	52	-33	-57	-383	122		8	-322	178
Revaluation recognised in other comprehensive income during the period [2]									-6	-84	-6	-84
Purchase of assets	1,246	694	76	15	2,208	1,586	873	772	331	221	4,735	3,288
Sale of assets	-889	-49	-55	-4	-1,109	-669	-138	-191	-243	-275	-2,433	-1,187
Maturity/settlement	-1,005	-511	-15	-2	-576	-617	-292		-22	-59	-1,910	-1,188
Reclassifications					723	-18			5	10	728	-8
Transfers into Level 3	879	288		474	981	605	1	322		-43	1,860	1,646
Transfers out of Level 3	-459	-442		-115	-534	-856					-994	-1,414
Exchange rate differences	-31	18			-9	14	-9	-12	-10	49	-59	68
Changes in the composition of the group and other changes							2		-8		-6
Closing balance	848	873	286	421	3,499	1,849	3,547	3,492	938	891	9,118	7,526
1Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 316 million (2022: EUR -171 million) of unrealised gains and losses recognised in the statement of profit or loss.
2Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	229	160	449	35	54	135	732	330
Realised gain/loss recognised in the statement of profit or loss during the period[1]	224	131	-151	59	-2	-10	72	179
Additions	53	124	72	16	18	13	142	153
Redemptions	-102	-38	-53	0	-2	-13	-156	-51
Maturity/settlement	-13	-282	-16	-7	-1	-71	-30	-360
Transfers into Level 3	40	254	0	368	32	88	72	710
Transfers out of Level 3	-49	-117	0	-21	-54	-88	-102	-226
Exchange rate differences	0	-3	0	0	0	0	0	-3
Closing balance	382	229	301	449	47	54	729	732
1Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 72 million (2022: EUR 179 million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments	The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	2023	2022	2023	2022
Equity (equity derivatives, structured notes)	18	12	-9	-6
Interest rates (Rates derivatives, FX derivatives)	3	22	0	-14
Credit (Debt securities, Loans, structured notes, credit derivatives)	45	32	-54	-28
Loans and advances	3		-17	-32
	69	65	-80	-80

Fair value of assets and liabilities at amortised cost	i) Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Financial Assets
Loans and advances to banks	16,709	35,104	2,722	2,859			11,430	29,459	2,511	2,786	16,662	35,104
Loans and advances to customers	647,313	644,893	15,681	19,095			14,602	15,264	593,098	575,805	623,381	610,164
Securities at amortised cost	48,313	48,160			40,041	39,787	4,277	3,160	1,693	1,406	46,010	44,353
	712,335	728,157	18,403	21,954	40,041	39,788	30,308	47,883	597,302	579,996	686,053	689,621

Financial liabilities
Deposits from banks	23,257	56,632	3,764	3,696			15,066	48,524	3,968	3,954	22,799	56,174
Customer deposits	650,276	640,799	556,060	589,851			52,486	35,123	41,063	15,331	649,609	640,306
Debt securities in issue	124,670	95,918			62,197	43,352	42,606	35,642	20,450	17,796	125,253	96,790
Subordinated loans	15,401	15,786			15,050	7,843	311	7,705			15,361	15,548
	813,603	809,135	559,824	593,547	77,248	51,194	110,469	126,995	65,482	37,082	813,022	808,818
1 In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value